Goodwill	12 Months Ended
Jun. 30, 2024
Goodwill [Abstract]
GOODWILL

NOTE 8 – GOODWILL

The Company had two reporting units, consisting of IT services and Academic education services as of June 30, 2024.

The changes in the carrying amount of goodwill for each reporting unit for the year ended June 30, 2024 were as follows:

	IT services	Academic education services	Total
Balance as of July 1, 2023	-	-	-
Acquired (Note 3)	126,707	1,384,197	1,510,904
Foreign currency translation adjustment	(337)	(36,668)	(37,005)
Balance as of June 30, 2024	126,370	1,347,529	1,473,899

For the year ended June 30, 2024, the Company performed a qualitative assessment of the goodwill for the reporting units based on the requirements of ASC 350-20. The Company assessed the totality of events or circumstances, and determined that it is not more likely than not that the fair value of the reporting units was less than their carrying amount. Therefore, no impairment loss was recognized for the year ended June 30, 2024.

For the year ended June 30, 2023, the Company bypassed the qualitative assessment and performed a quantitative assessment of the goodwill for the reporting unit based on the requirements of ASC 350-20. The Company performed a quantitative assessment by estimating the fair value of the reporting unit based on market approach using multiples of comparable companies and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The fair value of the reporting unit is less than its carrying value and therefore, impairment loss of $2,382,538 was recognized for the year ended June 30, 2023.